DISCONTINUED OPERATIONS (Schedule of Condensed cash flow of Online Gaming) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net cash (used in) provided by operating activities	$ 11,171	$ (10,164)
Net cash (used in) provided by investing activities	$ 25	$ (1,304)